Financial and Capital Risk Management and Fair Value Measurement - Summary of Comparison, by Class, of the Carrying Amounts and Fair Values of Financial Instruments (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Provision for deferred cash consideration [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	£ 2,131,000	£ 2,061,000
Fair value	2,131,000	2,061,000
Warrant liability [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,005,613	1,346,484
Fair value	£ 1,005,613	£ 1,346,484